Financial Instruments and Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Fair Value Information
The following table summarizes the fair value information at September 30, 2018 and December 31, 2017 for contingent consideration liabilities measured at fair value on a recurring basis in the respective balance sheet line items:

		Fair Value Measurements Using
Financial statement line item	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
September 30, 2018
Other current liabilities- contingent consideration	$17.4	$—	$—	$17.4	$17.4
Other noncurrent liabilities- contingent consideration	41.4	—	—	41.4	41.4
December 31, 2017
Other current liabilities- contingent consideration	1.3	—	—	1.3	1.3
Other noncurrent liabilities- contingent consideration	45.2	—	—	45.2	45.2

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs	Fair
Financial statement line item	Amount	(Level 1)	(Level 2)	(Level 3)	Value
December 31, 2017
Other current liabilities‑contingent consideration	$1.3	—	—	$1.3	$1.3
Other noncurrent liabilities‑contingent consideration	45.2	—	—	45.2	45.2
December 31, 2016
Other current liabilities‑contingent consideration	4.7	—	—	4.7	4.7
Other noncurrent liabilities‑contingent consideration	41.5	—	—	41.5	41.5